Other intangible assets	6 Months Ended
Jun. 30, 2018
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Other intangible assets
15.	Other intangible assets

The following are included in other intangibles:

	30 June 2018	30 June 2017	31 December 2017
	£m	£m	£m
Brands with an indefinite useful life	1,086.7	1,108.7	1,081.3
Acquired intangibles	747.5	896.6	829.1
Other (including capitalised computer software)	102.5	106.0	108.0
	1,936.7	2,111.3	2,018.4